UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CQS (Hong Kong) Limited
Address: 15-08 Two Exchange Square
	 8 Connaught Place, Central
	 Hong Kong, SAR, CHINA

13F File Number:  028-13133

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Jones as general partner for and on behalf of
           CQS Cayman Limited Partnership
Title:     Director - CQS Cayman General Partner
Phone:     +44 15 3451 3006

Signature, Place, and Date of Signing:

     /s/ Kevin Jones     Jersey, Channel Islands, UK     November 12, 2009

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       028-13132                      CQS Cayman Limited Partnership